ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	September 30,	December 31,
	2023	2022
Trade payable	$848,075	$2,723,531
Payroll related liabilities	449,465	452,751
Accrued liabilities	55,668	186,148
	$1,353,208	$3,362,430

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)